Schedule III Real Estate and Accumulated Depreciation and Depletion Part 2 (Details)	12 Months Ended
Sep. 30, 2016
Alachua, FL
Year of Construction	n/a
Date acquired	4/86
Depreciation Life Computed on	unit
Clayton, GA
Year of Construction	n/a
Date acquired	4/86
Depreciation Life Computed on	unit
Fayette, GA
Year of Construction	n/a
Date acquired	4/86
Depreciation Life Computed on	unit
Lake, FL
Year of Construction	n/a
Date acquired	4/86
Depreciation Life Computed on	unit
Lake, FL 2
Year of Construction	n/a
Date acquired	4/86
Depreciation Life Computed on	unit
Lake Louise, FL
Year of Construction	n/a
Date acquired	5/12
Depreciation Life Computed on	unit
Lee, FL
Year of Construction	n/a
Date acquired	4/86
Depreciation Life Computed on	unit
Monroe, GA
Year of Construction	n/a
Date acquired	4/86
Depreciation Life Computed on	unit
Muscogee, GA
Year of Construction	n/a
Date acquired	4/86
Depreciation Life Computed on	unit
Prince Wil, VA
Year of Construction	n/a
Date acquired	4/86
Depreciation Life Computed on	unit
Putnam, FL
Year of Construction	n/a
Date acquired	4/86
Depreciation Life Computed on	unit
Putnam, FL 2
Year of Construction	n/a
Date acquired	4/86
Depreciation Life Computed on	5 yr.
Spalding, GA
Year of Construction	n/a
Date acquired	4/86
Depreciation Life Computed on	n/a
Marion, FL
Year of Construction	n/a
Date acquired	4/86
Depreciation Life Computed on	unit
Investment Property
Year of Construction	n/a
Date acquired	4/86
Depreciation Life Computed on	n/a
Baltimore, MD 1
Year of Construction	1990
Date acquired	10/89
Depreciation Life Computed on	39 yr.
Baltimore, MD 2
Year of Construction	1994
Date acquired	12/91
Depreciation Life Computed on	39 yr.
Baltimore, MD 3
Year of Construction	2000
Date acquired	7/99
Depreciation Life Computed on	39 yr.
Baltimore, MD 4
Year of Construction	2008
Date acquired	12/02
Depreciation Life Computed on	39 yr.
Baltimore, MD 5
Year of Construction	n/a
Date acquired	6/15
Depreciation Life Computed on	39 yr.
Baltimore, MD 6
Year of Construction	1967
Date acquired	07/16
Depreciation Life Computed on	39 yr.
Baltimore City, MD
Year of Construction	2016
Date acquired	12/10
Depreciation Life Computed on	39 yr.
Baltimore City, MD 2
Year of Construction	n/a
Date acquired	6/13
Depreciation Life Computed on	39 yr.
Duval, FL
Year of Construction	n/a
Date acquired	4/86
Depreciation Life Computed on	25 yr.
Harford, MD 1
Year of Construction	1998
Date acquired	8/95
Depreciation Life Computed on	39 yr.
Harford, MD 2
Year of Construction	1999
Date acquired	8/95
Depreciation Life Computed on	39 yr.
Harford, MD 3
Year of Construction	2001
Date acquired	8/95
Depreciation Life Computed on	39 yr.
Harford, MD 5
Year of Construction	2007
Date acquired	8/95
Depreciation Life Computed on	39 yr.
Harford, MD 6
Year of Construction	2009
Date acquired	8/95
Depreciation Life Computed on	39 yr.
Howard, MD 1
Year of Construction	1996
Date acquired	9/88
Depreciation Life Computed on	39 yr.
Howard, MD 2
Year of Construction	2000
Date acquired	3/00
Depreciation Life Computed on	39 yr.
Elkridge, MD
Year of Construction	TBD
Date acquired	10/15
Depreciation Life Computed on	39 yr.
Anne Arun, MD 1
Year of Construction	1989
Date acquired	9/88
Depreciation Life Computed on	39 yr.
Anne Arun, MD 2
Year of Construction	2003
Date acquired	5/98
Depreciation Life Computed on	39 yr.
Anne Arun, MD 3
Year of Construction	2005
Date acquired	8/04
Depreciation Life Computed on	39 yr.
Anne Arun, MD 4
Year of Construction	2006
Date acquired	1/03
Depreciation Life Computed on	39 yr.
Anne Arun, MD 5
Year of Construction	2012
Date acquired	7/07
Depreciation Life Computed on	39 yr.
Norfolk, VA
Year of Construction	2004
Date acquired	10/04
Depreciation Life Computed on	39 yr.
Prince Wil, VA 2
Year of Construction	2014
Date acquired	12/05
Depreciation Life Computed on	39 yr.
Newcastle Co, DE
Year of Construction	2004
Date acquired	4/04
Depreciation Life Computed on	39 yr.
Baltimore City, MD 3
Year of Construction	n/a
Date acquired	12/10
Depreciation Life Computed on	15 yr.
Carroll, MD
Year of Construction	n/a
Date acquired	3/08
Depreciation Life Computed on	n/a
Harford, MD 4
Year of Construction	n/a
Date acquired	8/95
Depreciation Life Computed on	n/a
Prince Wil, VA 3
Year of Construction	n/a
Date acquired	12/05
Depreciation Life Computed on	15 yr.
Wash DC 1
Year of Construction	n/a
Date acquired	4/86
Depreciation Life Computed on	15 yr.
Wash DC 2
Year of Construction	n/a
Date acquired	10/97
Depreciation Life Computed on	n/a